Related party transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
MYT Holding LLC
Related party transactions
Proportion of ownership interest in reporting entity	48.60%	77.90%
Richemont Italia Holding S.p.A
Related party transactions
Proportion of ownership interest in reporting entity	36.40%
Revolving credit facility with Compagnie Financire Richemont S.A.
Related party transactions
Notional amount	€ 100,000
MYT Ultimate Parent LLC
Related party transactions
Receivables	213	€ 213
Liabilities	838	€ 838
Richemont Italia Holding S.p.A
Related party transactions
Receivables	43,652
Amounts receivable related to tax credit	25,975
Liabilities	24,747
Purchase of inventory	30,982
Management and information technology services	1,870
Richemont Italia Holding S.p.A | YOOX Net-a-Porter Group S.p.A (YNAP)
Related party transactions
Amounts receivable related to shortfall on the net financial position	15,332
Amounts receivable related is still subject to finalization	15,332
Richemont Italia Holding S.p.A | Revolving credit facility with Compagnie Financire Richemont S.A.
Related party transactions
Notional amount	100,000
Borrowings	€ 0